Segmented and Geographic Information - Breakdown of revenue from reporting segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 18,611	$ 17,834	$ 16,280
Canadian Personal and Small Business Banking [member]
Disclosure of operating segments [line items]
Revenue	8,758	8,605	8,372
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Revenue	4,046	3,865	3,590
Canadian Commercial Banking and Wealth Management [member] | Commercial banking [member]
Disclosure of operating segments [line items]
Revenue	1,651	1,488	1,324
Canadian Commercial Banking and Wealth Management [member] | Wealth management [member]
Disclosure of operating segments [line items]
Revenue	2,395	2,377	2,266
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Revenue	1,966	1,766	876
U.S. Commercial Banking and Wealth Management [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	6	6	20
U.S. Commercial Banking and Wealth Management [member] | Commercial banking [member]
Disclosure of operating segments [line items]
Revenue	1,349	1,197	532
U.S. Commercial Banking and Wealth Management [member] | Wealth management [member]
Disclosure of operating segments [line items]
Revenue	611	563	324
Capital Markets [member]
Disclosure of operating segments [line items]
Revenue	2,937	2,912	2,823
Capital Markets [member] | Global Markets [member]
Disclosure of operating segments [line items]
Revenue	1,705	1,674	1,601
Capital Markets [member] | Corporate and investment banking [member]
Disclosure of operating segments [line items]
Revenue	1,232	1,238	1,222
Corporate and Other [member]
Disclosure of operating segments [line items]
Revenue	904	686	619
Corporate and Other [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	101	23	(104)
Corporate and Other [member] | International banking [member]
Disclosure of operating segments [line items]
Revenue	$ 803	$ 663	$ 723